Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net
The following table presents the components of property, plant and equipment, net as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Cost (1):
Land, buildings and leasehold improvements (2)	$1,235,808	$1,156,083
Instruments, machinery and equipment	1,539,384	1,420,055
ERP (3)	133,330	132,817
Office furniture and other	97,638	90,461
Motor vehicles and airplanes	48,777	49,871
Total cost	3,054,937	2,849,287
Accumulated depreciation	(1,672,817)	(1,572,339)
Depreciated cost	$1,382,120	$1,276,948

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	1,658,140	977,124	881,916
Leased	7,844,631	968,407	754,362